UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2022 to September 16, 2022

Commission File Number of issuing entity:  333-226123-07

Central Index Key Number of issuing entity:  0001801338

Benchmark 2020-IG1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226123

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

John Miller (212) 272-8363
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4139217
38-4139218
38-7235671
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X
D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on September 28, 2022 (SEC Accession No. 0001888524-22-011854) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revision was made because the Master Servicer revised its reporting and remittance to correct its ASER calculations.  This resulted in an additional interest payment to the Class D Certificateholders in the amount of $39,854.65 and an additional interest payment to the holder of the Class VRR Interest in the amount of $2,097.62. The additional payments were made to the Class D Certificateholders on October 26, 2022 and to the holder of the Class VRR Interest on October 27, 2022.

As set forth in the Explanatory Note in the Original 10-D, the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed on August 31, 2022 (SEC Accession No. 0001888524-22-010973) with respect to the August 17, 2022 distribution included non-functioning links to the ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07) and the ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07).  For ease of reference, pursuant to 17 CFR §232.105(d)(2), the correct links to the ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07) and the ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07) for the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed on August 31, 2022 are included in this Form 10-D/A under Item 10.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 16, 2022 a distribution was made to holders of the certificates issued by Benchmark 2020-IG1 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by Benchmark 2020-IG1 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2022 to September 16, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2022. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 14, 2022. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 15, 2022. The CIK number for German American Capital Corporation is 0001541294.

Citi Real Estate Funding Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2022. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 28, 2022 under Commission File No. 333-226123-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 28, 2022 under Commission File No. 333-226123-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Benchmark 2020-IG1 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2022	$403.43
Current Distribution Date	09/16/2022	$42,355.69

REO Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Benchmark 2020-IG1 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2022	$4,819.10
Current Distribution Date	09/16/2022	$4,819.06

Interest Reserve Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Benchmark 2020-IG1 Mortgage Trust, relating to the September 16, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 28, 2022 under Commission File No. 333-226123-07  and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07 and incorporated by reference in the registrant's Form 10-D filed under Commission File No. 333-226123-07 on August 31, 2022).

 (103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 28, 2022 under Commission File No. 333-226123-07  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2022 under Commission File No. 333-226123-07 and incorporated by reference in the registrant's Form 10-D filed under Commission File No. 333-226123-07 on August 31, 2022).

 (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ John Miller
John Miller, Executive Director

Date: October 27, 2022